Penn Series Funds, Inc.

Supplement dated June 2, 2009 to the Statement of Additional Information (“SAI”) dated May 1, 2009

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

The table in the section entitled Ownership of Shares on page 89 of the SAI is hereby deleted and replaced with the following:

On March 31, 2009, the outstanding shares of Penn Series were owned as follows:*

Fund	Percentage of Outstanding Shares Owned by Penn Mutual and Held in Separate Accounts Pursuant to Variable Life Insurance Contracts	Percentage of Outstanding Shares Owned by Penn Mutual and Held in a Separate Account Pursuant to Variable Annuity Contracts	Percentage of Outstanding Shares Owned by PIA and Held in a Separate Account Pursuant to Variable Annuity Contracts	Percentage of Outstanding Shares Owned by Penn Mutual and Held in General Accounts
Money Market Fund	20.1%	77.1%	2.8%	0.0%
Limited Maturity Bond Fund	17.8%	81.0%	1.2%	0.0%
Quality Bond Fund	18.5%	79.7%	1.8%	0.0%
High Yield Bond Fund	26.8%	69.7%	3.5%	0.0%
Flexibly Managed Fund	17.9%	78.9%	3.2%	0.0%
Balanced Fund	37.3%	58.4%	4.3%	0.0%
Large Growth Stock Fund	21.9%	76.6%	1.5%	0.0%
Large Cap Growth Fund	32.8%	66.3%	0.9%	0.0%
Large Core Growth Fund	44.0%	51.1%	4.9%	0.0%
Large Cap Value Fund	33.3%	62.3%	4.4%	0.0%
Large Core Value Fund	27.6%	68.2%	4.2%	0.0%
Index 500 Fund	41.0%	57.2%	1.8%	0.0%
Mid Cap Growth Fund	33.9%	64.4%	1.7%	0.0%
Mid Cap Value Fund	35.2%	61.9%	2.9%	0.0%
Mid Core Value Fund	19.4%	79.8%	0.8%	0.0%
SMID Cap Growth Fund	0.9%	26.5%	0.0%	72.6%
SMID Cap Value Fund	6.8%	23.0%	0.0%	70.2%
Small Cap Growth Fund	40.5%	56.6%	2.9%	0.0%
Small Cap Value Fund	32.7%	64.6%	2.7%	0.0%
Small Cap Index Fund	1.9%	11.6%	0.0%	86.5%
Developed International Index Fund	2.5%	36.3%	0.0%	61.2%
International Equity Fund	28.0%	69.8%	2.2%	0.0%
Emerging Markets Equity Fund	30.6%	67.6%	1.8%	0.0%
REIT Fund	25.0%	74.4%	0.6%	0.0%
Aggressive Allocation Fund	13.7%	83.0%	0.0%	3.3%
Moderately Aggressive Allocation Fund	7.9%	91.4%	0.0%	0.7%
Moderate Allocation Fund	5.9%	93.4%	0.1%	0.6%
Moderately Conservative Allocation Fund	7.4%	91.5%	0.0%	1.1%
Conservative Allocation Fund	3.2%	95.1%	0.2%	1.5%

*                                         Unaudited

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE